Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 9 – Concentrations

During the three months ended March 31, 2021, approximately 84% of revenues were generated from one entity (“Entity A”) pursuant to our contract with such entity. Deferred costs and deferred revenues at March 31, 2021 related to several different entities, of which one was individually significant.

During the three months ended March 31, 2020, substantially all revenues were generated from Entity A pursuant to our contract with such entity. 100% of contract assets as of March 31, 2020 also related to Entity A. Deferred costs and deferred revenues at March 31, 2020 related to two different entities, each of which was individually significant. Entity A represented substantially all of accounts receivable as of March 31, 2020.

Note 11 – Concentrations

The Company had 6 and 2 customers during the year ended December 31, 2020 and 2019, respectively.

During the year ended December 31, 2020, approximately 85% of revenues were generated from one governmental entity (“Governmental client”) pursuant to our contract with such entity. No other client accounted for more than 10% of revenues. 100% of contract assets as of December 31, 2020 are also related to this Governmental client. Deferred costs and deferred revenues at December 31, 2020 relate to three different clients, of which one client represents more than 75% of both categories.

During the year ended December 31, 2019, revenues were generated from the Governmental client pursuant to our contract with such entity, and amounted to approximately 78% of total revenues. Revenues pursuant to sale of products to other clients were approximately 22% of total revenues for the year ended December 31, 2019. 100% of the contract assets as of December 31, 2019 was from the Government client. Deferred costs and deferred revenues at December 31, 2019 relate to two different clients.